Basic and diluted Net Income (Loss) Per Share - Schedule of Computation of Diluted Net Income Loss Per Share (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Total common stock equivalents	52,168,728	15,050,500	52,168,728	15,050,500	15,290,486	15,290,486
Warrant [Member]
Total common stock equivalents	28,405,782		28,405,782
Stock Option [Member]
Total common stock equivalents	23,762,946	15,050,500	23,762,946	15,050,500